Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets	Prepayments, other receivables and other current assets consisted of the following as of June 30, 2023, and 2022:
	As of June 30,
	2023	2022
	$	$
Prepayments	552,458	843,249
Deposits	238,481	47,057
Other receivables	48,615	37,681
VAT receivables	162,140	-
	1,001,694	927,987